Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2011	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012
Income Tax [Line Items]
Income tax benefits	$ (8,100,000)	$ 9,961,000	[1]	$ 3,711,000	[1]	$ 8,142,000	$ 813,000	$ (5,220,000)
Deferred tax liability						108,331,000	8,391,000		8,200,000
Valuation allowance reversal						(502,000)
Valuation reserve, Recorded						900,000
Accumulated earnings		63,605,000	[1]			56,880,000	52,026,000
Significant adjustments to unrecognized tax benefits within the next twelve months						Company did not anticipate any significant adjustments to its unrecognized tax benefits caused by the settlement of tax examinations or other factors, within the next twelve months
Unrecognized tax benefits that would impact effective tax rate						500,000	0
Additional Paid-in Capital [Member]
Income Tax [Line Items]
Loss carryovers attributable to excess tax benefits						3,700,000
Seamless North America, LLC
Income Tax [Line Items]
Ownership interest, sold	26.00%
U K Subsidiary [Member]
Income Tax [Line Items]
Accumulated earnings						5,100,000
Potential additional taxes payable						$ 800,000

[1]	Unaudited